Annual Fund Operating Expenses - Class A C S I N T Shares - Janus Henderson European Focus Fund	Jan. 28, 2021
Class A
Operating Expenses:
Management Fees	1.00%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.45%
Fee Waiver	0.14%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.31%	[1]
Class C
Operating Expenses:
Management Fees	1.00%
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	2.20%
Fee Waiver	0.13%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	2.07%	[1]
Class S
Operating Expenses:
Management Fees	1.00%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	6.62%
Total Annual Fund Operating Expenses	7.87%
Fee Waiver	6.40%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.47%	[1]
Class I
Operating Expenses:
Management Fees	1.00%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.17%
Fee Waiver	0.13%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.04%	[1]
Class N
Operating Expenses:
Management Fees	1.00%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.20%
Fee Waiver	0.24%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.96%	[1]
Class T
Operating Expenses:
Management Fees	1.00%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.70%
Total Annual Fund Operating Expenses	1.70%
Fee Waiver	0.49%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.21%	[1]

[1]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.96% for at least a one-year period commencing on January 28, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.